Equity (Details Narrative) - USD ($)							1 Months Ended										9 Months Ended		12 Months Ended
	Sep. 30, 2019	Aug. 17, 2019	Jul. 22, 2019	May 24, 2019	May 01, 2019	Apr. 02, 2019	Sep. 30, 2020	Sep. 30, 2020	Aug. 31, 2020	Feb. 29, 2020	Sep. 30, 2019	May 31, 2019	May 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Nov. 30, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Preferred stock authorized							750,000,000	750,000,000									750,000,000		750,000,000	750,000,000
Preferred stock par value							$ 0.001	$ 0.001									$ 0.001		$ 0.001	$ 0.001
Preferred stock issued							33,911,991	33,911,991									33,911,991		33,911,991	40,000,000
Preferred stock outstanding							33,911,991	33,911,991									33,911,991		33,911,991	40,000,000
Preferred stock voting rights description																	Each share of Series A Convertible Preferred Stock shall have ten (10) votes per share and may be converted into ten (10) shares of $0.001 par value common stock.		Each share of Series A Convertible Preferred Stock shall have ten (10) votes per share and may be converted into ten (10) shares of $0.001 par value common stock. The holders of the Series A Convertible Preferred Stock shall be entitled to receive, when, if and as declared by the Board, out of funds legally available therefore, cumulative dividends payable in cash. The annual interest rate at which cumulative preferred dividends will accrue on each share of Series A Convertible Preferred Stock is 0%. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, before any distribution of assets of the Corporation shall be made to or set apart for the holders of the Common Stock and subject and subordinate to the rights of secured creditors of the Company, the holders of Series A Preferred Stock shall receive an amount per share equal to the greater of (i) one dollar ($1.00), adjusted for any recapitalization, stock combinations, stock dividends (whether paid or unpaid), stock options and the like with respect to such shares, plus any accumulated but unpaid dividends (whether or not earned or declared) on the Series A Convertible Preferred Stock, and (ii) the amount such holder would have received if such holder has converted its shares of Series A Convertible Preferred Stock to common stock, subject to but immediately prior to such liquidation.
Common stock authorized							2,000,000,000	2,000,000,000									2,000,000,000		2,000,000,000	2,000,000,000
Common stock par value							$ 0.001	$ 0.001									$ 0.001		$ 0.001	$ 0.001
Number of shares of common stock, shares																16,400,000
Proceeds from issuance of common stock																	$ 1,866,667	$ 2,568,364
Shares issued during acquisition																				761,905
Proceeds from acquisition																	200,000			$ 120,000
Cash	$ 61,301						$ 13,282	$ 13,282			$ 61,301						$ 13,282	$ 61,301	$ 6,703	$ 12,456
Common stock value			$ 200,000
Options issued																	2,350,000	19,000,000	19,700,000
Share based compensation contractual term																	3 years 10 months 14 days	0 years	0 years
Number of shares vested																	4,700,000	1,500,000	1,500,000
Compensation expense																	$ 1,063,777	$ 581,999
Unrecognized compensation expense																	$ 1,275,050
Market value of share	$ 0.18						$ 0.14	$ 0.14			$ 0.18						$ 0.14	$ 0.18	$ 0.33
2019 Equity Incentive Plan [Member]
Common stock reserved for issuance							60,000,000	60,000,000									60,000,000		40,300,000
Options issued																	2,000,000	16,000,000
Share based compensation contractual term																	5 years
Vesting period																	4 years
Number of options forfeited																	2,000,000
Fair value of options grants																	$ 3,386,204
2019 Equity Incentive Plan [Member] | After One Year [Member]
Vesting percentage																		20.00%
2019 Equity Incentive Plan [Member] | After Two Year [Member]
Vesting percentage																		40.00%
2019 Equity Incentive Plan [Member] | After Three Year [Member]
Vesting percentage																		40.00%
Reliance Global Holdings, LLC [Member]
Number of shares exchanged	14,839,011										14,839,011
Altruis Benefits Consulting, LLC [Member]
Number of shares of common stock, shares											11,900,832
Fortman Insurance Agency, LLC [Member]
Number of shares of common stock, shares											2,845,760
Asset Purchase Agreement [Member] | UIS Agency, LLC [Member]
Shares issued during acquisition									1,538,000
Proceeds from acquisition									$ 200,000
Earnout Agreement [Member] | Southwestern Montana Financial Center, Inc. [Member]
Shares issued during acquisition								1,875,000
Stock Purchase Agreement [Member]
Number of shares of common stock, shares							2,666,668
Number of stock issued, value							$ 200,000
Cash							$ 100,000	$ 100,000									$ 100,000
Stock Purchase Agreement [Member] | UIS Agency, LLC [Member]
Number of stock issued, value		$ 200,000
Settlement Agreement [Member]
Common stock par value				$ 0.1775
Proceeds from issuance of common stock				$ 306,981
EMA retained, shares				1,729,468
Number of shares of common stock cancelled				576,489
Confidential Settlement Agreement [Member] | Fortman Insurance Services, LLC [Member]
Number of shares of common stock, shares												2,845,760	2,845,760
Purchase Agreement [Member]
Common stock value			200,000
Purchase Agreement [Member] | Southwestern Montana Financial Center, Inc. [Member]
Number of shares of common stock, shares						500,000
Number of stock issued, value						$ 300,000
Purchase Agreement [Member] | Fortman Insurance Agency, LLC [Member]
Number of shares of common stock, shares					500,000
Employee [Member] | Employment Agreement [Member]
Number of shares of common stock, shares									694,444
The Referral Depot, LLC [Member]
Common stock value			250,000
Common stock reserved for issuance																			2,000,000
The Referral Depot, LLC [Member] | Purchase Agreement [Member]
Common stock value			$ 250,000
Number of restricted common stock			2,000,000
Common stock reserved for issuance							2,000,000	2,000,000									2,000,000
The Referral Depot, LLC [Member] | Purchase Agreement [Member] | Initial Payment [Member]
Common stock value			$ 50,000
Third-Party Individual [Member] | NSURE, Inc. [Member]
Number of shares of common stock, shares										4,000,000
Proceeds from issuance of common stock										$ 1,000,000
Recipients One [Member] | Stock Purchase Agreement [Member]
Number of stock issued, value							$ 100,000
Recipients Two [Member] | Stock Purchase Agreement [Member]
Number of stock issued, value							$ 100,000
Employee [Member] | 2019 Equity Incentive Plan [Member]
Options issued																	350,000
Consultants and Employees [Member] | 2019 Equity Incentive Plan [Member]
Options issued																		19,000,000
Share based compensation contractual term																		5 years
Number of shares vested																		1,500,000
Consultants and Employees [Member] | 2019 Equity Incentive Plan [Member] | March 14, 2020 [Member]
Number of shares vested																		1,500,000
Service Provider [Member] | 2019 Equity Incentive Plan [Member]
Options issued																		3,000,000	3,000,000
Share based compensation contractual term																			5 years
Fair value of options grants																			$ 3,343,861
Series A Convertible Preferred Stock [Member]
Preferred stock issued							33,911,991	33,911,991									33,911,991		33,911,991
Preferred stock outstanding							33,911,991	33,911,991									33,911,991		33,911,991
Series A Convertible Preferred Stock [Member] | Reliance Global Holdings, LLC [Member]
Number of shares of common stock, shares											2,845,760			3,181,080	54,853,248
Debt conversion, conversion of stock											284,576			318,108	5,485,325